                                                                                                                  February 19, 2010

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Wells Fargo Funds Trust
           Registration Statement on Form N-14
           File Number:  333-_____

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Wells Fargo Funds Trust (the "Trust").  This filing relates to the acquisition of the assets of:

-- Evergreen Equity Income Fund, a series of Evergreen Equity Trust, by and in exchange for shares of Wells Fargo Advantage Classic Value Fund (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Evergreen Equity Income Fund), a series of the Trust;

-- Wells Fargo Advantage Specialized Financial Services Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Classic Value Fund (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Wells Fargo Advantage Specialized Financial Services Fund), a series of the Trust;

-- Evergreen Disciplined Value Fund, a series of Evergreen Equity Trust, by and in exchange for shares of Wells Fargo Advantage Disciplined Value Fund (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Evergreen Disciplined Value Fund), a series of the Trust;

-- Wells Fargo Advantage U.S. Value Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Disciplined Value Fund (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Wells Fargo Advantage U.S. Value Fund), a series of the Trust;

-- Wells Fargo Advantage Equity Income Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Disciplined Value Fund (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Wells Fargo Advantage Equity Income Fund), a series of the Trust;

-- Evergreen Golden Large Cap Core Fund, a series of Evergreen Equity Trust, by and in exchange for shares of Wells Fargo Advantage Large Cap Core Fund (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Evergreen Golden Large Cap Core Fund), a series of the Trust;

-- Wells Fargo Advantage Large Company Core Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Large Cap Core Fund (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Wells Fargo Advantage Large Company Core Fund), a series of the Trust;

-- Evergreen Large Company Growth Fund, a series of Evergreen Equity Trust, by and in exchange for shares of Wells Fargo Advantage Premier Large Company Growth Fund (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Evergreen Large Company Growth Fund), a series of the Trust;

-- Wells Fargo Advantage Large Company Growth Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Premier Large Company Growth Fund (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Wells Fargo Advantage Large Company Growth Fund), a series of the Trust;

-- Evergreen Emerging Markets Growth Fund, a series of Evergreen International Trust, by and in exchange for shares of Wells Fargo Advantage Emerging Markets Equity Fund II (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Evergreen Emerging Markets Growth Fund), a series of the Trust;

-- Wells Fargo Advantage Emerging Markets Equity Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Emerging Markets Equity Fund II (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Wells Fargo Advantage Emerging Markets Equity Fund), a series of the Trust;

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special joint meeting of shareholders of Evergreen Equity Income Fund, Wells Fargo Advantage Specialized Financial Services Fund, Evergreen Disciplined Value Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Equity Income Fund, Evergreen Golden Large Cap Core Fund, Wells Fargo Advantage Large Company Core Fund, Evergreen Large Company Growth Fund, Wells Fargo Advantage Large Company Growth Fund, Evergreen Emerging Markets Growth Fund, and Wells Fargo Advantage Emerging Markets Equity Fund (the “Target Funds”), at which shareholders of the Target Funds will be asked to vote on the proposed acquisition of their fund by the respective Acquiring Funds listed above.  Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

At this time, the Registrant respectively requests an effective date of March 22, 2010 pursuant to Rule 488 under the Securities Act.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3676.

Very truly yours,

/s/ Catherine F. Kennedy

Catherine F. Kennedy, Esq.
Wells Fargo Legal Department

Enclosures

cc: Marco E. Adelphio, Esq.